CAPITAL SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Capital Securities
The partnership had the following capital securities outstanding as of December 31, 2025 and 2024:

(US$ Millions, except where noted)	Shares outstanding	Cumulative dividend rate	Dec. 31, 2025	Dec. 31, 2024
Operating Partnership Class A Preferred Equity Units:
Series 3	24,000,000	6.75%	$587	$576
New LP Preferred Units(1)	19,000,749	6.25%	466	466
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	525,366	5.25%	13	14
Series 2	250,517	5.75%	5	4
Series 3	322,430	5.00%	6	6
Series 4	266,261	5.20%	5	5
Rouse Series A Preferred Shares	5,600,000	5.00%	170	158
Brookfield India Real Estate Trust (“India REIT”)(2)	n/a	n/a	—	1,392
BSREP II Brazil Office Preferred Shares	4,254,496	8.75%	73	—
Capital Securities – Fund Subsidiaries			81	208
Total capital securities			$1,406	$2,829

Current			785	158
Non-current			621	2,671
Total capital securities			$1,406	$2,829
(1)New LP Preferred Units shares outstanding is presented net of intracompany shares held by the Operating Partnership.
(2)See Note 4, Investment Properties for further information on the Deconsolidation of India REIT.

Schedule of Cash Flows from Financing Activities from Capital Securities
Reconciliation of cash flows from financing activities relating to capital securities is shown in the table below:

(US$ Millions)	Year ended Dec. 31, 2025	Year ended Dec. 31, 2024
Balance, beginning of period	$2,829	2,835
Capital securities issued	79	366
Capital securities redeemed	(1)	(14)
Non-cash changes in capital securities:
Class A Preferred Units, Series 2 redemption	—	(600)
Fair value changes	(112)	361
Foreign currency translations	3	(21)
Deconsolidation of BSREP IV(1)	—	(98)
Deconsolidation of India REIT(2)	(1,392)	—
Balance, end of period	$1,406	$2,829
(1)See Note 32, Related Parties for further information on the Deconsolidation of BSREP IV investments.
(2)See Note 4, Investment Properties for further information on the Deconsolidation of India REIT.